Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 2,513	$ 2,607	$ 4,165
Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	478	495	363
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	144	150	118
Hernán Somerville Senn [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	159	166	121
Hernán Somerville Senn [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	48	50	40
Patricio Gomez Sabaini | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	159	163	121
Patricio Gomez Sabaini | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	48	50	39
Domingo Cruzat Amunátegui [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	159	166	121
Domingo Cruzat Amunátegui [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 48	$ 50	$ 39